Assets and liabilities included in disposal group classified as held for sale (Tables)	6 Months Ended
Jun. 30, 2025
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Disclosure of non-current assets or disposal groups classified as held for sale

Loans and advances to customers classified as assets held for sale
	Stage 1			Stage 2			Stage 3			Total
	Gross	ECL	Coverage	Gross	ECL	Coverage	Gross	ECL	Coverage	Gross	ECL	Coverage
As at 30.06.25	£m	£m	%	£m	£m	%	£m	£m	%	£m	£m	%
Retail credit cards - US	4,988	55	1.1	613	139	22.7	52	42	80.8	5,653	236	4.2
Retail credit cards - Germany	—	—	—	—	—	—	—	—	—	—	—	—
Retail other - Germany	—	—	—	—	—	—	—	—	—	—	—	—
Corporate loans - US	43	1	2.3	7	2	28.6	1	1	100.0	51	4	7.8
Total	5,031	56	1.1	620	141	22.7	53	43	81.1	5,704	240	4.2

As at 31.12.24
Retail credit cards - US	5,495	64	1.2	689	161	23.4	57	46	80.7	6,241	271	4.3
Retail credit cards - Germany	1,908	18	0.9	307	29	9.4	93	69	74.2	2,308	116	5.0
Retail other - Germany	1,134	16	1.4	220	33	15.0	71	48	67.6	1,425	97	6.8
Corporate loans - US	49	1	2.0	9	3	33.3	1	1	100.0	59	5	8.5
Total	8,586	99	1.2	1,225	226	18.4	222	164	73.9	10,033	489	4.9

	As at 30.06.25	As at 31.12.24
Assets included in disposal groups classified as held for sale	£m	£m
Loans and advances to customers	5,464	9,544
Intangible assets	10	25
Property, plant and equipment	—	24
Other assets	111	261
Total assets classified as held for sale	5,585	9,854

Liabilities included in disposal groups classified as held for sale
Deposits from customers	—	3,647
Other liabilities	—	77
Provisions	—	2
Total liabilities classified as held for sale	—	3,726

Net assets classified as held for sale	5,585	6,128